EQUITY - Narrative (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Sep. 12, 2018
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid (in shares)	456,399,877	474,920,066	484,586,428
Issue of shares during the year	€ 26,000,000	€ 25,000,000	€ 13,000,000
Authorised share buyback programme				€ 1,500,000,000
Authorised share buyback programme (in shares)				48,507,819
Agreements to purchase shares under share buyback programme	(1,005,000,000)	(502,000,000)
Restricted Stock Units and Performance Share Units
Disclosure of classes of share capital [line items]
Dividends accrued	€ 0	€ 2,000,000	€ 2,000,000
Share capital
Disclosure of classes of share capital [line items]
Number of shares issued related to share-based payments awards (in shares)	2,092,404	2,763,238	1,510,032
Number of shares cancelled (in shares)	(20,612,593)	(12,429,600)
Agreements to purchase shares under share buyback programme	€ (200,000)
Share premium
Disclosure of classes of share capital [line items]
Issue of shares during the year	26,000,000	€ 25,000,000	€ 13,000,000
Retained earnings
Disclosure of classes of share capital [line items]
Agreements to purchase shares under share buyback programme	(1,005,000,000)	€ (502,000,000)
Agreements to purchase shares under share buyback programs, tax	€ (5,000,000)